Leasing Arrangements (Schedule of Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Leasing Arrangements [Abstract]
2017	$ 32
2018	35
2019	35
2020	35
2021	35
2022	3
Total	$ 175